Borrowings - Schedule of Analysis of Net Debt Movements Along with Reconciliation to the Financing Activities in the Group Cash Flow Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Net Debt Adjustment On Cash Flow	£ (2,340)	£ (1,609)
Non-financing cash flows included in net debt	1,129	(329)
Interest paid	(1,737)	(1,601)	£ (1,557)
Interest element of lease liabilities	(26)	(32)	(2)
Remaining cash flows relating to derivative financial instruments	(43)	(173)
Purchases of own shares held in employee share ownership trusts	(18)	(117)	(139)
Dividends paid to owners of the parent	(4,745)	(4,598)	(4,347)
Capital injection from non-controlling interests	17	20	(11)
Dividends paid to non-controlling interests	(136)	(157)	(142)
Other	2	3	£ 4
Net cash (used in)/generated from financing activities	£ (7,897)	£ (8,593)